                                                                                                                   File Nos. 2-70889 and 811-03143

As filed with the Securities and Exchange Commission on January 5, 2011

                        SECURITIES AND EXCHANGE COMMISSION

                               Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 47 and/or	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 48	[X]

Templeton Global Smaller Companies Fund
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on January 1, 2012 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 5th day of January, 2012.

                                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                                  (Registrant)

                                    By: /s/DAVID P. GOSS________

                                       David P. Goss

                                       Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

GARY P. MOTYL
Gary P. Motyl*	President and Chief Executive Officer – Investment Management
Dated: January 5, 2012

LAURA F. FERGERSON
Laura F. Fergerson*	Chief Executive Officer – Finance and Administration
Dated: January 5, 2012

MARK H. OTANI
Mark H. Otani*	Chief Financial Officer and Chief Accounting Officer
Dated: January 5, 2012

HARRIS J. ASHTON	Trustee
Harris J. Ashton*	Dated: January 5, 2012

ANN TORRE BATES	Trustee
Ann Torre Bates*	Dated: January 5, 2012

FRANK J. CROTHERS	Trustee
Frank J. Crothers*	Dated: January 5, 2012

EDITH E. HOLIDAY	Trustee
Edith E. Holiday*	Dated: January 5, 2012

CHARLES B. JOHNSON	Trustee
Charles B. Johnson*	Dated: January 5, 2012

GREGORY E. JOHNSON	Trustee
Gregory E. Johnson*	Dated: January 5, 2012

J. MICHAEL LUTTIG	Trustee
J. Michael Luttig*	Dated: January 5, 2012

DAVID W. NIEMIEC	Trustee
David W. Niemiec*	Dated: January 5, 2012

FRANK A. OLSON	Trustee
Frank A. Olson*	Dated: January 5, 2012

LARRY D. THOMPSON	Trustee
Larry D. Thompson*	Dated: January 5, 2012

CONSTANTINE D. TSERETOPOULOS	Trustee
Constantine D. Tseretopoulos*	Dated: January 5, 2012

ROBERT E. WADE	Trustee
Robert E. Wade*	Dated: January 5, 2012

*By /s/DAVID P. GOSS________

David P. Goss

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase